IRA IDEAL



                            Defined Asset Funds(sm)








                  CONCEPT o SERIES

                                    Tele-Global Trust 5











                                                   IN TOUCH WITH PROGRESS . . .
                                                   ON-LINE FOR GROWTH









                                                           [LOGO] MERRILL LYNCH

IN TOUCH WITH THE FUTURE


LOGO

     o A business woman e-mails her office. Her message is instantly beamed across the ocean.

     o A concerned father checks on his child. He puts his car phone on speaker.

     o A student works on a term paper. Most of the research is downloaded from the internet.

     From the fast-paced world of business, to the way a family keeps in touch, our lives have been changed by astounding advances in communications. More than a century ago, Samuel Morse gave us the telegraph and Alexander Graham Bell changed our lives with the telephone. Since that time, progress in telecommunications technology, along with an expanding demand, have created an industry that has become increasingly attractive to investors. Favorable domestic regulatory trends, technological advances and growing global potential continue to brighten the outlook for these stocks.


                        INTRODUCING TELE-GLOBAL TRUST 5

ON-LINE FOR GROWTH

     From cellular service to video-conferencing to e-mail -- communication methods are increasing at a startling pace. The Defined Asset FundsSM Tele-Global Trust offers an opportunity to participate in the communications revolution. This two-year Trust seeks capital appreciation by investing in telecommunications companies we believe are well-positioned to benefit from industry globalization.

DEFINED PORTFOLIO

     Because this is a Defined Asset Fund you know in advance what you're buying. This preselected Portfolio of companies should remain relatively unchanged for the life of the Trust. And since this one investment gives you access to 31 telecommunications companies, there's no need for multiple stock



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purchases.  Just one easy price to track -- which you can follow weekly in
Barron's.

PROFESSIONALLY RESEARCHED

     Our experienced research analysts used an extensive screening process to determine which stocks should be included in the Portfolio. The process used to screen the stocks included:

     o Identifying telecommunications companies which they believe have growth potential over the next two years.

     o Performing thorough financial analysis including the review of each company's operating history, balance sheet and cash flow to determine credit quality.

     o Reviewing the stocks for liquidity, market share and timeliness of purchase.


                            WHY TELECOMMUNICATIONS?

FAVORABLE REGULATORY TRENDS

     U.S. legislation has brought a host of opportunities to telecommunications, enabling telephone companies and cable providers to cross their traditional service boundaries and offer multi-service packages. Now cable companies can connect phone calls, local phone companies have entered the long-distance arena, and both local and long-distance phone carriers can broadcast to televisions.

     As the breadth of products and services continues to expand, so do the potential benefits to consumers and investors.

GLOBAL OPPORTUNITIES ABOUND

     Although the Trust consists mainly of domestic stocks, 33% of the Portfolio is concentrated in telecommunications companies from other countries that seem poised for growth. It is anticipated that the privatization of telephone companies that were once government-owned will continue. Privatization has had a favorable impact on the profitability of some foreign telecommunications companies.



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



TECHNOLOGICALLY FRIENDLY

     Adding a second telephone line for your modem, buying a pager for your teenager, getting a cable hook-up to catch the latest movies and download computer files -- these services create common demands: hardware and service systems for transmission.

     Telecommunications equipment manufacturers are expected to profit as consumers place increasing demands on service providers, which in turn will continue to retool their own systems to meet rising demands.




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



                        EVOLUTION OF TELECOMMUNICATIONS

A look at the historical points that have shaped the new world of telecommunications.

    1884             1876             1925                    1965                1966

Samuel Morse       Alexander       Bell Labs             "Early Bird" is      Development
sends              Graham          Research              the world's          of silicon
his historic       Bell's first    produces the first    first                chip makes
telegraph          telephone       talking motion        commercial           computers
message,           call-- "Mr.     pictures.             communica-           smaller and
"What hath         Watson, come                          tions satellite.     much faster.
God wrought?"      here, I want
                   you."


    1972             1990             1996                    1998

FCC opens up       Cellular        Landmark              Lucent introduces
domestic           phones          telecom-              400-gigabit fiber-
satellite trans-   grow in         munications           optic cable that can
mission.           popularity.     legislation           transmit the
                                   passed.               equivalent of
                                                         90,000 encyclo-
                                                         pedia volumes per
                                                         second!







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



A DEFINED PORTFOLIO


COMPANY                            SYMBOL      RESEARCH EVALUATION

BELL REGIONALS

BELLSOUTH CORPORATION                BLS       Growth through sound overseas investments and fast-growing domestic properties is expected to continue.

SBC COMMUNICATIONS, INC.             SBC       SBC's domestic growth, coupled with developing international investments, is expected to contribute to good earnings and dividend growth.

U.S. WEST, INC.                      USW       Geographic diversity and low population density in its market areas has led to a reduced threat of competition. U.S. West offers an attractive dividend yield with good earnings growth resulting from continued solid access line growth.

INDEPENDENTS

ALLTEL CORPORATION                   AT        Operations include wireline and wireless properties, long-distance, directory publishing and software. Non-telephone businesses and continued strong telephone and wireless revenue growth are expected to contribute to future growth.

CENTURY TELEPHONE                    CTL       Provides a wide range of telecommunications services including local exchange, wireless, long-distance and internet access.

ENTERPRISES, INC.                              Revenues and income are expected to increase due to continued revenue and income growth from its wireless and wireline operations.

CINCINNATI BELL, INC.                CSN       Principal businesses include wireline and wireless telecommunications services. We anticipate earnings growth should be fueled by increased access lines and internet operations.

LONG-DISTANCE

AT&T CORPORATION                      T        As the world's largest long-distance communications network, earnings growth is expected to continue.

MCI WORLDCOM, INC.                   WCOM      We believe earnings are expected to grow as MCI capitalizes on its fastest growing segments: data/internet, international and U.S. local phone services.

SPRINT CORPORATION                   FON       The nation's third-largest inter-exchange carrier, also provides local exchange, wireless and internet services. Future earnings growth will be fueled by revenue and customer growth in all sectors.

WIRELESS





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



COMPANY                            SYMBOL      RESEARCH EVALUATION

US CELLULAR CORPORATION              USM       As the nation's eighth-largest wireless provider, we expect earnings growth should continue as demand for cellular services continues.

TELECOMMUNICATIONS EQUIPMENT

ADC TELECOMMUNICATIONS, INC.         ADCT      ADC places a strong emphasis on manufacturing fiber-optic video transmission systems used by both cable and telephone companies. International sales offer a significant opportunity for new customer expansion.

DSP COMMUNICATIONS, INC.             DSP       As a developer of chip sets and products for wireless personal communications applications, we anticipate growth to continue as digital wireless telephones gain popularity around the world.

LUCENT TECHNOLOGIES, INC.            LU        The leading supplier of telecommunications infrastructures in the U.S. and number-two globally, Lucent is well-positioned with European, U.S. and Asian standards of digital wireless technology.

SYMBOL TECHNOLOGIES, INC.            SBL       Growth is expected as the company continues to capitalize on technology development and expand its telecommunications distribution network.

TELLABS, INC.                        TLAB      Growth is expected through world-wide product demand from telecommunications companies upgrading wireless and wireline networks.

TELECOMMUNICATIONS NETWORKING

CAMBRIDGE TECHNOLOGY                 CATP      Growth will be fueled by the development and deployment of client/server and
PARTNERS, INC.                                 internet applications.

CISCO SYSTEMS, INC.                  CSCO      As the world's leading supplier of high-performance, multimedia, multiprotocal and internetworking solutions, it is well-positioned for future growth with strong earnings attributable to increased unit sales of its products.

NETWORK APPLIANCE, INC.              NTAP      Designs, manufactures, markets and supports high performance network data storage devices for data-intensive network devices.

INTERNATIONAL*

--------
     * These issues are foreign corporations; any dividends will be subject to withholding taxes.




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



COMPANY                            SYMBOL      RESEARCH EVALUATION

ALCATEL                              ALA       A world leader in providing equipment to the telecommunications, energy and transportation industries.

BRITISH TELECOMMUNICATIONS           BTY       A leading provider of telecommunications services. Increased demand for services,
PLC                                            global alliances and the internet should result in future growth.

CABLE & WIRELESS PLC                 CWP       Serving more than 50 countries of five continents, earnings are expected to increase as the company increases its global presence.

ECI TELECOMMUNICATIONS LTD.          ECILF     ECI has demonstrated strong revenue growth for 40 consecutive quarters and longer-term earnings growth is expected as solid sales continue.

KPN NV                               KPN       KPN has a fully digital telecommunications network throughout the Netherlands.
                                               Growth will be derived from domestic properties and investments abroad.

NEWBRIDGE NETWORKS                   NN        A world leader in designing, manufacturing, marketing and servicing networking
CORPORATION                                    products for multimedia communications.

NOKIA CORPORATION                    NOKA      The world's largest manufacturer of wireless phones, Nokia expects strong earning growth as cellular systems throughout the world expand or build out their infrastructures.

NORTHERN TELECOM LIMITED             NT        This leading telecommunications equipment supplier expects to grow from its product and market diversification.

PORTUGAL TELECOM S.A.                PT        The company's earnings growth is expected to be driven by strong deployment in wireline, wireless, internet and cable TV services.

TELE DANMARK A/S                     TLD       Earnings growth is expected to increase through international telecommunications service projects, and expansion of wireless and interactive capabilities of its cable TV network.

TELECOM ITALIA S.P.A.                TI        As the sixth-largest telecommunications operator in the world, wireless operations will continue to see expansion. Telecom Italia is positioned for strong earnings growth as it capitalizes on steps taken to date, and continues to seek foreign interests.

TELEFONAKTIEBOLAGET LM               ERICY     As an international leader in telecommunications products and electronic defense
ERICSSON*                                      systems, strong earnings growth is expected from wireless telecommunications products as wireless systems are deployed world-wide.

TELEFONICA S.A.                      TEF       A diversified global telecommunications company. Telefonica has focused on international expansion primarily in Latin America. Earnings growth may be fueled by international investments.





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



DEFINING YOUR RISKS

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments and may not be appropriate for investors seeking capital preservation or high current income. It consists solely of telecommunications stocks.

o    There can be no assurance that the Portfolio will meet its objective.

o Federal legislation is changing pricing structures and increasing competition.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile. International stocks make up 33% of the Portfolio, which may be subject to special risks including higher volatility, fluctuating currency exchange rates and political developments. There can be no assurance that stock prices will not decrease.

TAX REPORTING

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year-end will be based on the amount paid to you, net of the deferred sales charge and, after the initial offering period, the charge for organization costs. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year.
Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20% for non-corporate taxpayers. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio.

DEFINING YOUR COSTS

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge in seven monthly installments of $2.50 per 1,000 units, deducted from the Portfolio's net asset value in each year of the Portfolio's two-year life ($35.00 total).






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                                                     As a %        Amount per
                                                    of Public      1,000 units
                                                 Offering Price
-------------------------------------------------------------------------------
Initial Sales Charge                                  1.00%          $10.00
Deferred Sales Charge Year 1                          1.75%          $17.50
Deferred Sales Charge Year 2                          1.75%          $17.50
Maximum Sales Charge                                  4.50%          $45.00
Estimated Annual Expenses                            0.178%          $ 1.76
  (as a % of net assets)
Estimated Organization Costs                                         $ 2.05
-------------------------------------------------------------------------------

If you sell your units before the final deferred sales charge installment in either the first or second year, the remaining balance of your deferred sales charge for that year will be deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial sales charge will be waived. You will only pay the deferred sales charge.

VOLUME PURCHASE DISCOUNTS

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


          AMOUNT                                  TOTAL TWO-YEAR SALES CHARGE
         PURCHASED                              AS A % OF PUBLIC OFFERING PRICE
-------------------------------------------------------------------------------
Less than $50,000                                            4.50%
$50,000 to $99,999                                           4.25%
$100,000 to $249,999                                         3.75%
$250,000 to $999,999                                         3.50%
$1,000,000 or more                                           2.75%
-------------------------------------------------------------------------------





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



CALL NOW!

You can get started with the Tele-Global Trust for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read the prospectus carefully before you invest or send money.

DEFINED ASSET FUNDS(sm)
Buy With Knowledge o Hold With Confidence



EQUITY INVESTOR FUNDS
OTHER CONCEPT SERIES

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



INDEX SERIES

S&P 500 Index Trust

S&P MidCap Index Trust

FIXED-INCOME FUNDS

Corporate Funds

Government Funds

Municipal Funds



[Recycle LOGO]  Printed on Recycled Paper

                                                                   11387BR-1/99

    (C)1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC





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